Basis of Presentation	9 Months Ended
Mar. 31, 2022
Basis Of Presentation
Basis of Presentation

2.Basis of Presentation

a)Statement of compliance

The condensed consolidated interim financial statements of the Company, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

These condensed consolidated interim financial statements comply with International Accounting Standard (“IAS”) 34, Interim Financial Reporting.  These condensed consolidated interim financial statements do not include all of the information required of a complete set of consolidated financial statements and are intended to provide users with an update in relation to events and transactions that are significant to an understanding of the changes in financial position and the performance of the Company since the end of its last annual reporting period.  It is therefore recommended that these condensed consolidated interim financial statements be read in conjunction with the annual consolidated financial statements of the Company for the year ended June 30, 2021, which were prepared in accordance with IFRS as issued by the IASB.

b)Basis of consolidation

The consolidated financial statements of the Company include the accounts of the Company and its wholly owned subsidiaries. On February 21, 2017, the Company acquired Moab Minerals Corp. and its wholly owned subsidiary 1093905 Nevada Corp. Moab Minerals Corp. was incorporated under the British Columbia Business Corporations Act and 1093905 Nevada Corp. was incorporated in the State of Nevada, USA. On March 17, 2017, the Company incorporated California Lithium Ltd.  in the State of Nevada, USA.  On June 13, 2017, the Company acquired Vernal Minerals Corp. and its wholly owned subsidiary Arkansas Lithium Corp. Vernal Minerals Corp. was incorporated under the British Columbia Business Corporations Act and Arkansas Lithium Corp. was incorporated in the State of Nevada, USA. On December 16, 2021, the Company incorporated 4578962 LLC in Delaware, USA as a subsidiary of Arkansas Lithium Corp. On December 13, 2018, the Company acquired 2661881 Ontario Limited which was incorporated under the laws of Ontario. On February 3, 2021, the Company incorporated Texas Lithium Holding Corp. in the Province of British Columbia and on February 11, 2021 the Company incorporated its wholly owned subsidiary Texas Lithium Corp. in the State of Nevada, USA. On June 9, 2021, the Company amalgamated Moab Minerals Corp., Vernal Minerals Corp. and 2661881 Ontario Limited into Standard Lithium Ltd. On July 19, 2021, the Company incorporated its wholly owned subsidiary 1093905 LLC in the State of Delaware, USA and subsequently changed its name to Cass County Brine LLC on December 16, 2021 and made it a wholly owned subsidiary of Texas Lithium Corp (NV). On December 16 2021, the Company incorporated the following entities in Delaware, USA; its wholly owned subsidiary SLL El Dorado Parent LLC which is the parent company to SLL El Dorado South Holdco LLC which holds SLL El Dorado South LLC. The Company also incorporated its wholly owned subsidiaries SLL Carbon Capture LLC. On March 23, 2022, the Company incorporated Lone Star Brine LLC (DE) as a wholly owned subsidiary of Texas Lithium Corp. (NV). All significant inter-company balances and transactions have been eliminated upon consolidation.

2.Basis of Presentation – continued

c)Functional and presentation currency – continued

Items included in the condensed consolidated interim financial statements of the Company and its wholly owned subsidiaries are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”).  The functional currency of the Company and its Canadian subsidiary, Texas Lithium Holdings Corp. is the Canadian dollar. The functional currency of its US subsidiaries, 1093905 Nevada Corp., California Lithium Ltd., Arkansas Lithium Corp., Texas Lithium Corp, Cass County Brine LLC, SLL El Dorado Parent LLC, SLL El Dorado South Holdco LLC, SLL El Dorado South LLC, SLL Carbon Capture LLC, 4578962 LLC and Lone Star Brine LLC is the United States dollar.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of transaction.  Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are included in profit and loss.

The results and financial position of a subsidiary that has a functional currency different from the presentation currency are translated into the presentation currency as follows:

◾	Assets and liabilities are translated at the closing rate at the reporting date;
◾	Income and expenses for each income statement are translated at average exchange rates for the period; and
◾	All resulting exchange differences are recognised in other comprehensive income as cumulative translation adjustments.

On consolidation, exchange differences arising from the translation of the net investment in foreign entity is taken to accumulated other comprehensive loss. When a foreign operation is sold, such exchange differences are recognized in profit or loss as part of the gain or loss on sale.

d)Basis of measurement

The condensed consolidated interim financial statements have been prepared on the historical cost basis except for financial assets classified as fair value through profit or loss which are stated at their fair value.

In addition, these condensed consolidated interim financial statements have been prepared using the accrual basis of accounting, except for cash flow information.